Share-based payments - Share based payments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 423	£ 394	£ 349
Cash settled	3	4	2
Total share based payments	426	398	351
Deferred Share Value Plan / Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	270	235	220
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 153	£ 159	£ 129